26. CAPITAL AND RESERVES (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital And Reserves Tables
Opening balance foreign subsidiary translation adjustment	$ 5,843,924	$ 14,105,740	$ 4,574,308
Conversion adjustment for the period, net	(8,178,252)	(8,261,816)	9,531,432
Total	$ (2,334,328)	$ 5,843,924	$ 14,105,740